Annual Total Returns	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
ClearBridge SMASh Series EM Fund | ClearBridge SMASh Series EM Fund
Prospectus [Line Items]
Annual Return [Percent]	(13.59%)	16.26%	(27.23%)	4.78%	35.71%	21.66%